Vessels and drydock - Collateral agreements (Details) $ in Millions	Dec. 31, 2025 USD ($)
Property, plant and equipment [abstract]
Vessels pledged as collateral	$ 2,700.0
Aggregate carrying value of unencumbered vessels	$ 82.3